UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Bainco International Investors
Address:  372 Washington Street
	  Wellesley, MA 02481

13F File Number:  28-7386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Robert Katz
Title: 	Partner
Phone:  617-536-0333
Signature, Place, and Date of Signing:

	Robert Katz	Wellesley, Massachusetts	May 15, 2007

Report Type  (Check only one.):

[x] 	13F Holdings Report.
[  ] 	13 F Notice.
[  ] 	13F Combination Report.

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F  Information Table Entry Total:  	69

Form 13F Information Table Value Total:  	$233,345,000

Bainco International Investors
March 31, 2007

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB Ltd.                       COM              000375204     3909   227520 SH       SOLE                   227520
AT&T Inc.                      COM              00206R102      344     8735 SH       SOLE                     8735
Abbott Laboratories            COM              002824100      230     4128 SH       SOLE                     4128
Altria Group, Inc              COM              02209S103     6646    75687 SH       SOLE                    75687
American International Group   COM              026874107      497     7398 SH       SOLE                     7398
Amgen                          COM              031162100      319     5700 SH       SOLE                     5700
Apple Inc                      COM              037833100      912     9816 SH       SOLE                     9816
Applied Materials              COM              038222105     3312   180800 SH       SOLE                   180800
Automatic Data Processing      COM              053015103     3980    82225 SH       SOLE                    82225
Bank of America                COM              060505104     6400   125434 SH       SOLE                   125434
Baxter International Inc       COM              071813109     6397   121445 SH       SOLE                   121445
Berkshire Hathaway Cl A        COM              084670108     1199       11 SH       SOLE                       11
CVS Corp                       COM              126650100     7799   228455 SH       SOLE                   228455
Cameron International Corp     COM              13342b105     4886    77810 SH       SOLE                    77810
Charles Schwab Corp            COM              808513105     3048   166650 SH       SOLE                   166650
Chevron Texaco Corp.           COM              166764100      303     4100 SH       SOLE                     4100
Cisco Systems Inc              COM              17275R102     6643   260206 SH       SOLE                   260206
Citigroup Inc                  COM              172967101     6883   134070 SH       SOLE                   134070
Citrix Systems Inc             COM              177376100     4431   138325 SH       SOLE                   138325
Conexant Systems Inc.          COM              207142100       66    39964 SH       SOLE                    39964
ConocoPhillips                 COM              20825C104      214     3130 SH       SOLE                     3130
Critical Path                  COM              22674V506        2    17074 SH       SOLE                    17074
Cytyc Corporation              COM              232946103      479    14000 SH       SOLE                    14000
Dell Computer                  COM              24702r101     3981   171510 SH       SOLE                   171510
Digimarc Corp                  COM              253807101      747    73900 SH       SOLE                    73900
Emerson Electric               COM              291011104     4367   101350 SH       SOLE                   101350
Exxon Mobil Corp.              COM              30231g102     7761   102869 SH       SOLE                   102869
Genentech Inc.                 COM              368710406     1341    16330 SH       SOLE                    16330
General Electric               COM              369604103    10603   299865 SH       SOLE                   299865
Hartford Financial Services    COM              416515104     5095    53305 SH       SOLE                    53305
Hexcel Corporation             COM              428291108     6059   305235 SH       SOLE                   305235
IndyMac Mtg Holdings Inc       COM              456607100      256     8000 SH       SOLE                     8000
Instapay Systems Inc           COM              45775u101        0    14000 SH       SOLE                    14000
Intel Corporation              COM              458140100     1163    60784 SH       SOLE                    60784
International Business Machine COM              459200101      847     8990 SH       SOLE                     8990
JP Morgan Chase                COM              46625h100     6844   141456 SH       SOLE                   141456
Johnson & Johnson              COM              478160104     7437   123417 SH       SOLE                   123417
Juniper Networks Inc.          COM              48203r104     2595   131885 SH       SOLE                   131885
Lawson Software                COM              52078P102     3094   382450 SH       SOLE                   382450
Manor Care Inc.                COM              564055101     2711    49875 SH       SOLE                    49875
Maxim Integrated Prods.        COM              57772K101      632    21500 SH       SOLE                    21500
Merck                          COM              589331107      300     6802 SH       SOLE                     6802
Microsoft Corp                 COM              594918104     8570   307490 SH       SOLE                   307490
Mobilepro Corp.                COM              60742e205       16   450000 SH       SOLE                   450000
New York Community Bancorp     COM              649445103     6491   369035 SH       SOLE                   369035
Northern Trust Corp.           COM              665859104     2730    45400 SH       SOLE                    45400
Office Depot                   COM              676220106      580    16500 SH       SOLE                    16500
Oracle Corporation             COM              68389X105     5830   321550 SH       SOLE                   321550
Orthometrix Inc.               COM              68750M100        9   127265 SH       SOLE                   127265
Pfizer Inc                     COM              717081103      451    17850 SH       SOLE                    17850
Schering Plough Corp           COM              806605101     5721   224250 SH       SOLE                   224250
Smith International, Inc.      COM              832110100     5961   124050 SH       SOLE                   124050
Smurfit-Stone Container Corp   COM              832727101     2111   187490 SH       SOLE                   187490
Staples Inc                    COM              855030102     3487   134950 SH       SOLE                   134950
Sun Microsystems               COM              866810104       90    15000 SH       SOLE                    15000
SunTrust Banks                 COM              867914103     3828    46093 SH       SOLE                    46093
Sysco Corp                     COM              871829107     4950   146331 SH       SOLE                   146331
Temple-Inland Inc              COM              879868107     3777    63225 SH       SOLE                    63225
Tiffany & Co.                  COM              886547108     4230    93000 SH       SOLE                    93000
Tyler Technologies Inc.        COM              902252105     5750   452762 SH       SOLE                   452762
United Technologies Corp       COM              913017109     4434    68210 SH       SOLE                    68210
UnitedHealth Group Inc.        COM              91324p102     6409   121000 SH       SOLE                   121000
Valero Energy                  COM              91913Y100      542     8400 SH       SOLE                     8400
Viacom Inc Cl B                COM              92553P201     7426   180649 SH       SOLE                   180649
Wal-Mart Stores                COM              931142103     3479    74100 SH       SOLE                    74100
Willis Group Holdings Limited  COM              G96655108     2800    70750 SH       SOLE                    70750
Windstream Corp.               COM              97381w104     4454   303179 SH       SOLE                   303179
XL Capital Ltd                 COM              G98255105     3961    56625 SH       SOLE                    56625
eBay, Inc.                     COM              278642103      525    15825 SH       SOLE                    15825